Borrowings - Schedule of Detailed Information About Borrowings (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Detailed Information About Borrowings [Line Items]
Bonds and notes	£ 42,781	£ 18,216
Commercial paper	1,200	254
Other loans	4,466	110
Bank loans	512	336
Bank overdrafts	469	553
Finance leases	22	26
Borrowings	£ 49,450	19,495
Eurobonds One
Disclosure Of Detailed Information About Borrowings [Line Items]
Currency	Euro
Bonds and notes	£ 8,585	7,704
Eurobonds One | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, maturity	2019
Borrowings, interest rate	0.40%
Eurobonds One | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, maturity	2045
Borrowings, interest rate	4.90%
Eurobonds Two
Disclosure Of Detailed Information About Borrowings [Line Items]
Currency	Euro
Borrowings, interest rate basis	3m EURIBOR +50bps
Bonds and notes	£ 1,326	341
Adjustment to interest rate basis	0.50%
Eurobonds Two | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, maturity	2018
Eurobonds Two | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, maturity	2021
Eurobonds Three
Disclosure Of Detailed Information About Borrowings [Line Items]
Currency	UK sterling
Bonds and notes	£ 4,680	4,241
Eurobonds Three | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, maturity	2019
Borrowings, interest rate	1.80%
Eurobonds Three | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, maturity	2055
Borrowings, interest rate	7.30%
Eurobonds Four
Disclosure Of Detailed Information About Borrowings [Line Items]
Currency	US dollar
Borrowings, maturity	2019
Borrowings, interest rate	1.60%
Bonds and notes	£ 482	527
Eurobonds Five
Disclosure Of Detailed Information About Borrowings [Line Items]
Currency	Swiss franc
Bonds and notes	£ 498	526
Eurobonds Five | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, maturity	2021
Borrowings, interest rate	0.60%
Eurobonds Five | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, maturity	2026
Borrowings, interest rate	1.40%
Bonds Issued One
Disclosure Of Detailed Information About Borrowings [Line Items]
Currency	US dollar
Bonds and notes	£ 25,545	4,472
Bonds Issued One | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, maturity	2018
Borrowings, interest rate	1.90%
Bonds Issued One | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, maturity	2047
Borrowings, interest rate	8.10%
Bonds Issued Two
Disclosure Of Detailed Information About Borrowings [Line Items]
Currency	US dollar
Borrowings, interest rate basis	USD 3m LIBOR + 51bps to 88bps
Bonds and notes	£ 1,665	£ 405
Bonds Issued Two | Bottom of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, maturity	2018
Adjustment to interest rate basis	0.51%
Bonds Issued Two | Top of Range
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, maturity	2022
Adjustment to interest rate basis	0.88%